Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Schedule of financial instruments

		As at December 31,
		2023	2024
		RMB’000	RMB’000
	Note
Financial assets
Financial assets at amortized cost
- Trade receivables	20	710,669	506,535
- Prepayments and other receivables (excluding non-financial asset items)	21	661,123	159,601
- Financial assets measured at amortized cost from virtual bank	22	3,081	—
- Restricted cash and time deposits over three months	24	452,883	51,940
- Cash and cash equivalents	25	1,379,473	1,947,922
Financial assets measured at fair value through other comprehensive income (FVOCI)	18	2,226,138	—
Financial assets at fair value through profit or loss (FVTPL)	23	925,204	455,016
Derivative financial asset
- Held at FVTPL	33	38,008	40,356
Total		6,396,579	3,161,370

Financial liabilities
Liabilities at amortized cost
- Trade and other payables (excluding non-financial liability items)	29	1,318,449	695,059
- Short-term borrowings	30	251,732	19,160
- Customer deposits	31	2,261,214	—
- Other financial liablilties from virtual bank	32	54,373	—
Total		3,885,768	714,219